UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-00642

Deutsche International Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  8/31

Date of reporting period:  11/30/2014

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of November 30, 2014 (Unaudited)

Deutsche Emerging Markets Frontier Fund
	Shares	Value ($)
Common Stocks 80.5%
Argentina 6.7%
BBVA Banco Frances SA (ADR)	3,000	43,260
Grupo Financiero Galicia SA (ADR)	2,700	43,227
Tenaris SA (ADR) (a) (Cost $27,516)	600	19,758
YPF SA (ADR)	1,800	60,192

(Cost $171,028)		166,437
Cambodia 2.2%
NagaCorp Ltd. (Cost $50,623)	69,000	55,307
Colombia 9.0%
Almacenes Exito SA	3,300	39,743
Bancolombia SA (ADR)	1,100	56,870
Grupo Aval Acciones y Valores (ADR)	3,700	45,954
Grupo de Inversiones Suramericana SA	2,400	43,929
Pacific Rubiales Energy Corp.	3,800	36,708

(Cost $280,466)		223,204
Egypt 1.4%
Global Telecom Holding SAE (GDR)* (Cost $40,861)	12,000	34,980
Georgia 1.8%
Bank of Georgia Holdings PLC (Cost $51,663)	1,300	43,968
Greece 5.8%
Alpha Bank AE*	50,000	32,408
FF Group	1,100	40,542
Hellenic Telecommunications Organization SA*	2,800	34,267
National Bank of Greece SA*	15,000	35,732

(Cost $157,325)		142,949
Iraq 0.7%
Genel Energy PLC* (Cost $26,119)	1,800	18,427
Kazakhstan 1.5%
KCell JSC (GDR) (REG S) (Cost $51,925)	3,600	36,743
Niger 0.8%
Savannah Petroleum PLC* (Cost $25,856)	33,000	18,451
Nigeria 2.4%
Guaranty Trust Bank PLC	370,000	51,806
Nestle Nigeria PLC	1,363	6,565

(Cost $74,015)		58,371
Peru 8.8%
Credicorp Ltd.	500	82,830
Grana y Montero SAA (ADR)	3,300	43,065
InRetail Peru Corp.*	1,300	25,155
Southern Copper Corp.	2,200	65,890

(Cost $218,228)		216,940
Philippines 25.1%
ABS-CBN Holdings Corp. (PDR)	28,000	29,366
Alliance Global Group, Inc.	69,000	38,054
Ayala Land, Inc.	86,000	65,024
BDO Unibank, Inc.	29,000	70,467
Belle Corp.	213,000	23,701
Bloomberry Resorts Corp.*	255,000	78,878
DMCI Holdings, Inc.	110,000	39,918
Globe Telecom, Inc.	1,200	46,727
GT Capital Holdings, Inc.	2,500	60,060
International Container Terminal Services, Inc.	20,000	51,467
Rizal Commercial Banking Corp.	43,000	48,669
Universal Robina Corp.	16,000	69,743

(Cost $611,121)		622,074
Poland 2.0%
Powszechny Zaklad Ubezpieczen SA (Cost $50,342)	350	49,925
Puerto Rico 2.6%
Popular, Inc.* (Cost $61,620)	2,000	65,280
Saudi Arabia 2.5%
Hikma Pharmaceuticals PLC (Cost $53,916)	2,000	61,270
South Africa 2.8%
MTN Group Ltd. (Cost $76,499)	3,500	68,837
Thailand 3.2%
Siam Cement PCL (NVDR) (Cost $76,160)	5,500	79,046
United Arab Emirates 1.2%
Emaar Properties PJSC	2,000	5,948
NMC Health PLC	3,300	24,479

(Cost $31,624)		30,427

Total Common Stocks (Cost $2,109,391)		1,992,636
Closed-End Investment Company 2.0%
Romania
Fondul Proprietatea SA (Cost $51,968)	191,000	49,666
Cash Equivalents 14.9%
Central Cash Management Fund, 0.06% (b) (Cost $367,262)	367,262	367,262

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $2,528,621) †	97.4	2,409,564
Other Assets and Liabilities, Net	2.6	65,196

Net Assets	100.0	2,474,760

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security.
†
The cost for federal income tax purposes was $2,528,621.  At November 30, 2014, net unrealized depreciation for all securities based on tax cost was $119,057.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $59,934 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $178,991.

(a) Security is listed in country of domicile. Significant business activities of company are in Latin America.
(b) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
ADR: American Depositary Receipt
GDR: Global Depositary Receipt
NVDR: Non-Voting Depository Receipt
PDR: Philippine Depositary Receipt
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

At November 30, 2014 the Deutsche Emerging Markets Frontier Fund had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks
Financials	869,058	43.6%
Telecommunication Services	221,554	11.1%
Consumer Discretionary	204,093	10.2%
Industrials	172,504	8.7%
Energy	153,536	7.7%
Materials	144,936	7.3%
Consumer Staples	141,206	7.1%
Health Care	85,749	4.3%
Total	1,992,636	100.0%

Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Argentina	$146,679	$—	$—	$146,679
Cambodia	—	55,307	—	55,307
Colombia	223,204	—	—	223,204
Egypt	34,980	—	—	34,980
Georgia	—	43,968	—	43,968
Greece	—	142,949	—	142,949
Iraq	—	18,427	—	18,427
Kazakhstan	36,743	—	—	36,743
Luxembourg	19,758	—	—	19,758
Niger	—	18,451	—	18,451
Nigeria	—	58,371	—	58,371
Peru	216,940	—	—	216,940
Philippines	—	622,074	—	622,074
Poland	—	49,925	—	49,925
Puerto Rico	65,280	—	—	65,280
Saudi Arabia	—	61,270	—	61,270
South Africa	—	68,837	—	68,837
Thailand	—	79,046	—	79,046
United Arab Emirates	—	30,427	—	30,427
Closed-End Investment Company (c)	—	49,666	—	49,666
Short-Term Investments	367,262	—	—	367,262

Total	$1,110,846	$1,298,718	$—	$2,409,564

There have been no transfers between fair value measurement levels during the period ended November 30, 2014.
(c)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Emerging Markets Frontier Fund, a series of Deutsche International Fund, Inc.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	January 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	January 22, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	January 22, 2015